UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 9.6%
Auto Components 0.1%
Autoliv, Inc.	7,100	130,569
Lear Corp.*	53,500	48,685

		179,254
Distributors 0.1%
Genuine Parts Co.	6,200	198,524
Hotels Restaurants & Leisure 1.7%
McDonald's Corp.	54,100	3,138,882
Yum! Brands, Inc.	35,500	1,016,010

		4,154,892

Household Durables 0.2%
Leggett & Platt, Inc.	41,600	519,584
Ryland Group, Inc.	6,200	96,720

		616,304
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	15,400	905,828
Leisure Equipment & Products 0.2%
Hasbro, Inc.	18,500	446,405
Media 3.5%
Comcast Corp. "A" (a)	242,300	3,549,695
Comcast Corp. Special "A"	58,300	809,204
DISH Network Corp. "A"*	46,600	598,344
Liberty Media Corp. - Entertainment "A"*	18,800	344,980
The DIRECTV Group, Inc.* (a)	134,700	2,949,930

		8,252,153
Specialty Retail 3.3%
AutoZone, Inc.*	16,100	2,139,529
Best Buy Co., Inc. (a)	44,100	1,235,682
Children's Place Retail Stores, Inc.*	7,400	139,194
Gymboree Corp.*	3,700	90,650
RadioShack Corp. (a)	71,100	814,806
Rent-A-Center, Inc.*	15,700	233,145
The Gap, Inc.	79,100	892,248
The Sherwin-Williams Co.	5,000	238,750
TJX Companies, Inc.	92,800	1,802,176
Tractor Supply Co.*	5,100	171,921

		7,758,101
Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.*	42,400	89,040
Wolverine World Wide, Inc.	7,600	137,864

		226,904
Consumer Staples 12.8%
Beverages 1.4%
Pepsi Bottling Group, Inc.	24,000	462,960
PepsiCo, Inc.	57,800	2,903,294

		3,366,254
Food & Staples Retailing 3.7%
Kroger Co.	130,100	2,927,250
Pantry, Inc.*	3,800	63,194
Sysco Corp.	32,900	733,341
Wal-Mart Stores, Inc.	102,900	4,848,648

		8,572,433
Food Products 2.0%
Archer-Daniels-Midland Co. (a)	48,300	1,322,454
Bunge Ltd. (a)	12,900	553,926
Chiquita Brands International, Inc.* (a)	35,100	490,698
Darling International, Inc.*	24,300	111,537
Fresh Del Monte Produce, Inc.*	26,000	626,600
General Mills, Inc.	28,100	1,662,115

		4,767,330
Household Products 3.4%
Church & Dwight Co., Inc.	4,600	244,858

Colgate-Palmolive Co.	68,900	4,481,256
Procter & Gamble Co.	61,900	3,373,550

		8,099,664
Personal Products 0.2%
Herbalife Ltd.	24,200	496,342
Tobacco 2.1%
Altria Group, Inc.	133,300	2,204,782
Lorillard, Inc.	1,600	95,136
Philip Morris International, Inc.	65,200	2,422,180
Reynolds American, Inc.	6,000	229,080

		4,951,178
Energy 11.6%
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.*	28,200	460,224
Apache Corp.	54,500	4,087,500
Arch Coal, Inc.	24,800	376,712
Chevron Corp.	51,300	3,617,676
Cimarex Energy Co. (a)	43,700	1,085,508
ConocoPhillips	12,400	589,372
Encore Acquisition Co.*	52,800	1,435,104
ExxonMobil Corp.	20,286	1,551,473
Frontline Ltd. (a)	65,200	1,858,852
Hess Corp. (a)	51,500	2,863,915
Mariner Energy, Inc.*	53,800	532,620
Massey Energy Co. (a)	46,000	698,280
McMoRan Exploration Co.*	72,700	486,363
Occidental Petroleum Corp.	82,800	4,516,740
Sunoco, Inc.	17,600	815,232
W&T Offshore, Inc.	47,300	594,561
Walter Industries, Inc.	94,100	1,735,204

		27,305,336
Financials 10.5%
Capital Markets 2.0%
Bank of New York Mellon Corp.	147,700	3,801,798
State Street Corp.	39,500	919,165

		4,720,963
Commercial Banks 1.4%
Banco Itau Holding Financeira SA (ADR) (Preferred) (a)	43,600	437,744
Commerce Bancshares, Inc.	1,700	59,415
Cullen/Frost Bankers, Inc.	4,100	179,457
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	5,700	320,796
Wells Fargo & Co. (a)	118,200	2,233,980

		3,231,392
Consumer Finance 0.0%
Cash America International, Inc.	6,100	111,508
Diversified Financial Services 2.0%
JPMorgan Chase & Co.	181,400	4,627,514
Insurance 4.5%
ACE Ltd.	84,800	3,702,368
Aflac, Inc.	14,800	343,508
Allied World Assurance Co. Holdings Ltd.	5,800	218,660
Aon Corp.	37,200	1,378,260

Arch Capital Group Ltd.*	6,500	390,975
Arthur J. Gallagher & Co.	10,500	247,485
Assurant, Inc.	9,700	256,080
Berkshire Hathaway, Inc. "B"* (a)	800	2,391,200
Everest Re Group Ltd.	4,000	252,000
The Travelers Companies, Inc.	17,700	683,928
Unum Group	11,900	168,504
W.R. Berkley Corp.	10,600	280,688
XL Capital Ltd. "A" (a)	88,300	256,070

		10,569,726
Real Estate Investment Trusts 0.5%
Boston Properties, Inc. (REIT)	4,300	186,190
Essex Property Trust, Inc. (REIT)	5,200	343,460
Rayonier, Inc. (REIT)	16,000	471,040
Simon Property Group, Inc. (REIT)	4,200	180,516

		1,181,206
Real Estate Management & Development 0.1%
The St. Joe Co.* (a)	6,300	151,515
Thrifts & Mortgage Finance 0.0%
First Niagara Financial Group, Inc.	6,600	86,196
Health Care 16.1%
Biotechnology 2.7%
Amgen, Inc.*	5,800	318,130
Gilead Sciences, Inc.* (a)	92,900	4,716,533
OSI Pharmaceuticals, Inc.* (a)	37,900	1,349,240

		6,383,903
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	57,800	3,389,970
Becton, Dickinson & Co.	37,400	2,717,858
Kinetic Concepts, Inc.* (a)	2,200	53,020
Varian Medical Systems, Inc.*	3,400	126,242

		6,287,090
Health Care Providers & Services 5.0%
Aetna, Inc.	140,700	4,361,700
Express Scripts, Inc.*	64,500	3,467,520
Humana, Inc.*	35,300	1,338,929
Kindred Healthcare, Inc.*	14,300	194,051
Magellan Health Services, Inc.*	1,900	68,818
Medco Health Solutions, Inc.*	47,700	2,143,161
Universal Health Services, Inc. "B"	4,300	162,755

		11,736,934
Pharmaceuticals 5.7%
Abbott Laboratories	34,900	1,934,856
Eli Lilly & Co.	109,000	4,013,380
Johnson & Johnson	30,900	1,782,621
Merck & Co., Inc.	62,400	1,781,520
Pfizer, Inc.	75,700	1,103,706
Schering-Plough Corp. (a)	130,900	2,298,604
Sepracor, Inc.* (a)	11,900	180,880
Teva Pharmaceutical Industries Ltd. (ADR)	9,200	381,340

		13,476,907

Industrials 11.9%
Aerospace & Defense 3.5%
General Dynamics Corp.	26,100	1,480,653
Goodrich Corp.	26,100	1,009,026
Honeywell International, Inc.	95,800	3,143,198
L-3 Communications Holdings, Inc.	17,100	1,351,242
Lockheed Martin Corp.	6,800	557,872
Northrop Grumman Corp.	13,600	654,432
Spirit AeroSystems Holdings, Inc. "A"*	9,900	134,640

		8,331,063
Commercial Services & Supplies 0.3%
The Brink's Co.	27,400	724,182
Construction & Engineering 1.5%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	7,900	88,954
EMCOR Group, Inc.* (a)	43,300	891,547
Fluor Corp.	30,200	1,174,780
Foster Wheeler Ltd.*	40,400	806,788
Perini Corp.*	25,000	521,250

		3,483,319
Electrical Equipment 1.0%
Acuity Brands, Inc.	3,600	96,732
Energy Conversion Devices, Inc.* (a)	23,000	578,910
GrafTech International Ltd.*	192,800	1,544,328
Woodward Governor Co.	5,500	113,135

		2,333,105
Machinery 3.2%
AGCO Corp.* (a)	61,800	1,315,104
Caterpillar, Inc. (a)	19,500	601,575
CNH Global NV	9,400	75,294
Cummins, Inc.	48,600	1,165,428
Dover Corp.	5,900	166,852
Flowserve Corp. (a)	17,200	916,932
Gardner Denver, Inc.*	4,000	87,080
Joy Global, Inc.	25,600	533,248
Parker Hannifin Corp.	64,400	2,460,724
Trinity Industries, Inc.	14,400	165,744

		7,487,981
Road & Rail 2.4%
Burlington Northern Santa Fe Corp. (a)	34,000	2,252,500
Norfolk Southern Corp.	39,500	1,515,220
Ryder System, Inc. (a)	59,500	2,009,910

		5,777,630
Information Technology 16.4%
Communications Equipment 0.3%
Cisco Systems, Inc.*	48,900	732,033
Computers & Peripherals 7.1%
Hewlett-Packard Co.	144,800	5,031,800
International Business Machines Corp.	64,500	5,911,425
Lexmark International, Inc. "A"*	73,000	1,728,640
QLogic Corp.*	100,600	1,138,792
Western Digital Corp.*	203,300	2,984,444

		16,795,101
Electronic Equipment, Instruments & Components 0.3%
Dolby Laboratories, Inc. "A"* (a)	8,400	214,704

Jabil Circuit, Inc.	100,800	586,656

		801,360
Internet Software & Services 1.6%
eBay, Inc.*	43,500	522,870
Google, Inc. "A"* (a)	9,300	3,148,329
Yahoo!, Inc.*	11,100	130,203

		3,801,402
IT Services 4.0%
Accenture Ltd. "A"	75,300	2,376,468
Automatic Data Processing, Inc. (a)	69,000	2,506,770
Computer Sciences Corp.*	50,100	1,845,684
MasterCard, Inc. "A"	7,800	1,059,084
SAIC, Inc.*	3,200	63,168
Visa, Inc. "A" (a)	30,100	1,485,435

		9,336,609
Semiconductors & Semiconductor Equipment 0.2%
Altera Corp.	36,900	567,522
Software 2.9%
Microsoft Corp. (a)	367,700	6,287,670
Symantec Corp.*	32,200	493,626

		6,781,296
Materials 2.7%
Chemicals
CF Industries Holdings, Inc.	51,900	2,439,300
Terra Industries, Inc.	177,300	3,631,104
The Mosaic Co.	6,600	235,422

		6,305,826
Telecommunication Services 3.7%
Diversified Telecommunication Services
AT&T, Inc.	109,100	2,686,042
Embarq Corp.	50,500	1,803,860
Verizon Communications, Inc.	138,900	4,148,943

		8,638,845
Utilities 1.9%
Electric Utilities 0.7%
Duke Energy Corp.	7,100	107,565
Edison International	21,700	706,769
Hawaiian Electric Industries, Inc.	3,000	65,040
Pepco Holdings, Inc.	13,200	235,092
Portland General Electric Co.	3,900	75,855
Southern Co. (a)	10,100	337,845

		1,528,166
Gas Utilities 0.3%
Atmos Energy Corp.	4,300	105,565
ONEOK, Inc.	17,100	499,662
UGI Corp.	3,600	91,332

		696,559
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	120,200	950,782
Multi-Utilities 0.5%
Dominion Resources, Inc.	19,900	700,082

Integrys Energy Group, Inc.	3,400	141,950
Sempra Energy	7,000	306,880
TECO Energy, Inc.	5,500	66,055

		1,214,967

Total Common Stocks (Cost $310,658,580)		229,149,504
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
US Treasury Obligations
US Treasury Bills:
0.13% **, 6/11/2009 (b)	1,208,000	1,206,884
0.17% **, 6/18/2009 (b)	37,000	36,962

Total Government & Agency Obligations (Cost $1,244,409)		1,243,846
	Shares	Value ($)

Securities Lending Collateral 17.7%
Daily Assets Fund Institutional, 1.25% (c) (d) (Cost $41,684,661)	41,684,661	41,684,661
Cash Equivalents 2.5%
Cash Management QP Trust, 1.12% (c) (Cost $5,941,320)	5,941,320	5,941,320
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $359,528,970) †	117.9	278,019,331
Other Assets and Liabilities, Net	(17.9)	(42,142,194)

Net Assets	100.0	235,877,137

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $363,836,324. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $85,816,993. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,528,252 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $91,345,245.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $39,933,405 which is 16.9% of net assets.
(b)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P E Mini 500 Index	3/20/2009	166	7,377,208	6,826,750	(550,458)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 270,834,165	$ (550,458)
Level 2	7,185,166	-
Level 3	-	-
Total	$ 278,019,331	$ (550,458)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009